FAIR VALUE MEASUREMENTS (Details Narrative) - Notable Labs Inc [Member] - USD ($)		9 Months Ended
	Jun. 28, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Cash equivalents		$ 0			$ 0
Series D1 Preferred Stock [Member]
Restructuring Cost and Reserve [Line Items]
SAFE notes issuance				$ 4,300,000
Series D2 Preferred Stock [Member]
Restructuring Cost and Reserve [Line Items]
SAFE notes issuance			$ 2,000,000.0
Simple Agreement Future Equity [Member]
Restructuring Cost and Reserve [Line Items]
Gross proceeds		$ 4,300,000
Simple Agreement Future Equity [Member] | Series D1 Preferred Stock [Member]
Restructuring Cost and Reserve [Line Items]
Preferred stock, shares issued		6,118,198
Simple Agreement Future Equity [Member] | Series D2 Preferred Stock [Member]
Restructuring Cost and Reserve [Line Items]
Gross proceeds	$ 2,000,000.0
Preferred stock, shares issued		5,891,911